INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	21.00%	21.00%
State and local, net of Federal benefit	5.00%	5.10%
Permanent difference	(1.10%)	(0.20%)
Valuation allowance	(24.90%)	(25.90%)
Effective tax rate	0.00%	0.00%